Financial instruments and risk management - Sensitivity analysis for foreign currency risk (Details) - Foreign currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, percent	1.00%
Reasonably possible decrease in risk variable, percent	1.00%
Reasonably possible increase in risk variable, impact on net loss	$ 312	$ 1,867
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net loss	12	15
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net loss	$ 300	$ 1,852